UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------

Check here if Amendment [   ]; Amendment Number: ___
        This Amendment (Check only one.): [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment  Manager Filing this Report:

Name:     Horizon Global Advisers, LLC
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Address:  470 Park Avenue South
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          4th Floor South
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          New York, NY 10016
          ----------------------------------

Form 13F File Number: 28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tina Larsson
        ---------------------------------------
Title:  President, Horizon Global Advisers, LLC
        ---------------------------------------
Phone:  (646) 495-7330
        ---------------------------------------

Signature, Place, and Date of Signing:


/s/                             New York, New York          February 2, 2007
-----------------------------------------------------------------------------
  [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                 -------------

Form 13F Information Table Entry Total:                40
                                                 -------------

Form 13F Information Table Value Total:          $   119,411
                                                 -------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE


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                                                Form 13F Information Table

    COLUMn 1                 COLUMN 2   COLUMN 3  COLUNN 4    COLUMN 5            COLUMN 6   COLUMN 7                   COLUMN 8
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                                                                          INVESTMENT DISCRETION
Name of Issuer                TITLE
                               OF                 FAIR MARKET                                  OTHER               VOTING AUTHORITY
                              CLASS     CUSIP        VALUE      SHARES    SOLE  SHARED OTHER MANAGERS     SOLE       SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------


SIERRA PACIFIC RESOURCES            863902102        $7,030     417,732    SOLE                  NONE      SOLE        (B)     (C)
RELIANT ENERGY INC                  826428104        $7,026     494,475    SOLE                  NONE      SOLE
NYSE GROUP INC                      743315103        $6,960      71,609    SOLE                  NONE      SOLE
NASDAQ STK MKT INC                  62949W103        $6,528     212,010    SOLE                  NONE      SOLE
CENTERPOINT ENERGY INC              15189T107        $6,209     374,478    SOLE                  NONE      SOLE
ALLEGHENY ENERGY INC                017361106        $6,107     133,031    SOLE                  NONE      SOLE
BROOKFIELD ASSET MGMT INC           112585104        $5,804     120,470    SOLE                  NONE      SOLE
EL PASO CORP                        28336L109        $5,700     373,053    SOLE                  NONE      SOLE
AQUILA INC                          03840P102        $5,390    1,146,900   SOLE                  NONE      SOLE
LEUCADIA NATIONAL CORP              527288104        $5,201     184,439    SOLE                  NONE      SOLE
BANK OF NEW YORK CO                 064057102        $5,113     129,882    SOLE                  NONE      SOLE
PROGRESSIVE CORP OF OHIO            74762E102        $4,465     184,349    SOLE                  NONE      SOLE
IMPERIAL OIL LTD                    453038408        $3,530      95,674    SOLE                  NONE      SOLE
WASHINGTON POST CO       CLASS B    959802109        $3,237      4,341     SOLE                  NONE      SOLE
WESTERN UN CO                       G9618E107        $3,167     141,260    SOLE                  NONE      SOLE
LEGG MASON INC                      524901105        $2,763      29,070    SOLE                  NONE      SOLE
HUANENG POWER INTL INC
SPONSORED ADR                       443304100        $2,631      73,229    SOLE                  NONE      SOLE
WHITE MOUNTAINS INSURANCE
 GROUP LTD                          97186T108        $2,626       4,532    SOLE                  NONE      SOLE
BERKSHIRE HATHAWAY
  HLDG CO               CLASS B     084670207        $2,603        710     SOLE                  NONE      SOLE
BEIJING CAPITAL
INTERNATIONAL AIRPORT               Y07717104        $2,565    3,276,000   SOLE                  NONE      SOLE
MASTERCARD INC          CLASS A     57636Q104        $2,449      24,870    SOLE                  NONE      SOLE
STUDENT LOAN CORP                   867229106        $2,409      11,622    SOLE                  NONE      SOLE
CNOOC LTD SPONSORED ADR             126132109        $2,311      24,424    SOLE                  NONE      SOLE
SUNCOR ENERGY INC                   882610108        $2,072      26,256    SOLE                  NONE      SOLE
WESTERN OIL SANDS   INC             959053109        $1,659      59,111    SOLE                  NONE      SOLE
HONG KONG EXCHANGES AND
 CLEARING LTD                       Y3506N121        $1,473     134,000    SOLE                  NONE      SOLE
BUNGE LIMITED                       G16962105        $1,454      20,057    SOLE                  NONE      SOLE
KOREA ELECTRIC POWER CO
   SPONSORED ADR                    500631106        $1,266      55,726    SOLE                  NONE      SOLE
EURONEXT NV  AMSTERDAM              N3113K363        $1,184      10,035    SOLE                  NONE      SOLE
CALPINE CORP 4.75%
    SR CONTINGENT NT    CONV        131347BJ4        $1,164    1,500,000   SOLE                  NONE      SOLE
SINGAPORE EXCHANGE  LTD             Y79946102        $1,010     272,000    SOLE                  NONE      SOLE
DUN & BRADSTREET CORP               26483E100         $911       11,001    SOLE                  NONE      SOLE
R H DONNELLEY CORP                  75952B105         $871       13,887    SOLE                  NONE      SOLE
LABRANCHE & CO INC                  505447102         $776       78,958    SOLE                  NONE      SOLE
CANADIAN OIL SANDS  TR  NEW UNIT    13642L100         $763       27,281    SOLE                  NONE      SOLE
MCGRAW HILL COMPANIES INC           63080P105         $755       11,100    SOLE                  NONE      SOLE
LONDON STOCK EXCHANGE GROUP
 PLC LONDON                         G5689U103         $733       28,597    SOLE                  NONE      SOLE
CBOT HLDGS INC                      14984K106         $606        4,000    SOLE                  NONE      SOLE
AMERICAN REAL ESTATE PARTNERS
 L.P.DEP UNITS                      029169109         $497        5,800    SOLE                  NONE      SOLE
INTERNATIONAL SECURITIES
  EXCH HLDGS INC                    46031W204         $393        8,400    SOLE                  NONE      SOLE
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